               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006
          Check here if Amendment [ ] Amendment Number: ____________

                       This Amendment (Check only one):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-------------------------
(Signature)
Birmingham, AL
November 2, 2006

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total:

     $ 151,745 (thousands)

List of Other Included Managers: None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

          Column 1             Column 2 Column 3  Column 4          Column 5       Column 6  Column 7          Column 8
------------------------------ -------- --------- ---------         --------      ---------- --------      ----------------
                                                                                                           Voting authority
           Name of             Title of             Value   Shrs or          Put/ Investment  Other        ----------------
           Issuer               Class    CUSIP    (x $1000) prn amt  SH/PRN  Call Discretion Managers Sole      Shared      None
------------------------------ -------- --------- --------- ------- -------- ---- ---------- -------- ---- ---------------- ----
Allstate Corp                   Common  020002101  13,017   207,500    SH            Sole              X
Ambac Finl Grp Inc              Common  023139108   6,041    73,000    SH            Sole              X
Anadarko Petroleum Corp         Common  032511107  11,703   267,000    SH            Sole              X
Argonaut Group Inc              Common  040157109     505    16,289    SH            Sole              X
Bank of America Corp            Common  060505104   5,930   109,700    SH            Sole              X
CIT Group Inc                   Common  125581108   9,483   195,000    SH            Sole              X
Cummins Inc                     Common  231021106   8,525    71,500    SH            Sole              X
Deere & Company                 Common  244199105   2,098    25,000    SH            Sole              X
Delta Apparel Inc               Common  247368103   1,429    73,300    SH            Sole              X
Goldman Sachs L/C Val Fd        Common  38142Y773   1,291    90,199    SH            Sole              X
Indymac Bancorp Inc             Common  456607100   2,490    60,500    SH            Sole              X
MBIA Inc                        Common  55262C100  10,064   163,800    SH            Sole              X
MGIC Investment Corp Wisconsin  Common  552848103  14,681   244,800    SH            Sole              X
MI Schottenstein Home Inc       Common  55305B101   2,333    66,000    SH            Sole              X
NS Group Inc                    Common  628916108   5,293    82,000    SH            Sole              X
Old Republic Intern'l Corp      Common  680223104     623    28,125    SH            Sole              X
PMI Group Inc (The)             Common  69344M101   1,884    43,000    SH            Sole              X
Premium Standard Farms Inc      Common  74060C105   1,429    75,000    SH            Sole              X
Radian Group Inc                Common  750236101   9,480   158,000    SH            Sole              X
Safeco Corp                     Common  786429100   8,633   146,500    SH            Sole              X
Steel Dynamics Inc              Common  858119100   3,632    72,000    SH            Sole              X
Torchmark Corp                  Common  891027104   4,039    64,000    SH            Sole              X
US Bancorp                      Common  902973304   4,837   145,600    SH            Sole              X
Westlake Chemical Corp          Common  960413102   3,912   122,200    SH            Sole              X
Fresh Del Monte Produce Inc     Common  G36738105   7,419   426,600    SH            Sole              X
General Maritime Corp           Common  Y2692M103  10,974   300,000    SH            Sole              X